Organization, Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended
	Jun. 09, 2020	Nov. 05, 2019	Jun. 30, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock issued and sold		100
Outstanding debt			$ 452.6	$ 662.1
First Lien Term Loan Facility
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Outstanding debt			$ 450.0
Shift4 Payments, LLC. | Shift4 Payments, Inc
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Economic interest			49.80%
Shift4 Payments, LLC. | Rook and Searchlight
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Economic interest			50.20%
Initial Public Offering
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share price per share	$ 23.00
Proceeds from issuance of common stock	$ 363.8
IPO and Private Placement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from issuance of common stock	$ 463.8
Class A Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock issued and sold			17,250,000
Class A Common Stock | Initial Public Offering
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock issued and sold	17,250,000
Share price per share	$ 23.00
Proceeds from issuance of common stock	$ 363.8
Payment for underwriting discounts and commissions and offering expenses	$ 33.0
Class A Common Stock | Underwriters Option
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock issued and sold	2,250,000
Class C Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock issued and sold	4,625,346		4,625,346
Class C Common Stock | Private Placement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock issued and sold	4,625,346
Proceeds from issuance of common stock	$ 100.0